Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization
(a)	Organization

These consolidated financial statements of Performant Financial Corporation and subsidiaries (the Company) include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary DCS Business Services, Inc. (DCSBS), and DCSBS’ wholly owned subsidiaries Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI). PFC is a Delaware corporation headquartered in California and was formed in 2003. DCSBS is a Nevada corporation founded in 1997. DCS is a California corporation founded in 1976. VFI is a California corporation that was formed in 2004.

The Company is a leading provider of collections and default management services for various forms of delinquent debt for the U.S. Department of Education, state and national guarantors of student loans, and defaulted debts owed to the federal and state governments. The Company contracts with its clients to provide collection services on a contingency-fee basis. The Company has collection offices in California, Oregon, Pennsylvania, and Texas. The Company also provides services to the Federal Department of Health and Human Services Centers for Medicare and Medicaid Services, where the Company audits and recovers improper payments made by Medicare for medical claims submitted by healthcare providers. VFI offers risk management services that enable financial institutions to proactively manage private student loan portfolios to mitigate the incidence of nonperforming loan assets.

Stock Split
(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s common shares. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to Additional paid-in capital. Concurrently with the stock split, the authorized common stock was increased from 25,000,000 shares to 60,000,000 shares.

Basis of Presentation and Organization
(a)	Basis of Presentation and Organization

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited interim financial statements furnished herein include all adjustments necessary (consisting only of normal recurring adjustments) for a fair presentation of our and our subsidiaries’ financial position at September 30, 2012, the results of our operations for the three and nine months ended September 30, 2011 and 2012 and cash flows for the nine months ended September 30, 2011 and 2012. Interim financial statements are prepared on a basis consistent with our annual financial statements. The financial statements included herein should be read in conjunction with the consolidated financial statements for the years ended December 31, 2009, 2010 and 2011 and notes included in our Registration Statement on Form S-1, which is referred to as our Registration Statement.

We are a leading provider of technology-enabled recovery and analytics services in the United States. Our services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Our clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. We generally provide our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

Our consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004. All significant intercompany balances and transactions have been eliminated in consolidation.

We are managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

As more fully described in Note 1 to the financial statements included in our Registration Statement, the accompanying financial statements have been restated to correct an error in the balance sheet presentation of the Company’s Series A Convertible Preferred Stock. The purpose of the restatement is to classify the balances outside of permanent equity, as they are redeemable at the option of the holders. The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
December 31, 2011
Redeemable preferred stock	$-	$58,248	$58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

(d)	Principles of Consolidation

These consolidated financial statements include the accounts of PFC, DCSBS, VFI, and DCS. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Consolidated Financial Statements
(e)	Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of consolidated financial statements, in conformity with U.S. generally accepted accounting principles (U.S. GAAP), requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the carrying value of property, equipment, and leasehold improvements; the allowance for doubtful accounts; and the carrying value of goodwill and identifiable intangible assets. Actual results could differ from those estimates.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents

Cash and cash equivalents include demand deposits and highly liquid debt instruments with original maturities of three months or less when purchased. These investments can include money market funds that invest in highly liquid U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, and commercial paper.

The Company collects monies on behalf of its clients. Cash is often held on behalf of the clients in various trust accounts and is subsequently remitted to the clients based on contractual agreements. Cash held in these trust accounts for contracting agencies is not included in the Company’s assets (Note 11(a)).

Hosted Service Installation and Implementation Deliverables
(g)	Hosted Service Installation and Implementation Deliverables

In 2008, the Company entered into a long-term contract to provide hosted services to a client beginning in March 2009. The Company determined that certain installation and implementation deliverables were not separate units of accounting within the contract, and should be combined for revenue recognition purposes with the hosted service deliverable. Accordingly, revenue for these contract elements is being taken ratably from the commencement of hosted services in March 2009 through the contract period of March 2018. Additionally, the Company deferred the direct incremental costs associated with the installation and implementation deliverables, with the costs being expensed ratably from the March 2009 commencement of services through March 2018.

Property, Equipment, and Leasehold Improvements
(h)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation. Furniture and equipment are depreciated using the straight-line method over estimated useful lives ranging from 3 to 7 years. Buildings are depreciated using the straight-line method over 31.5 years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated life of the asset or the remaining term of the lease. Computer software and computer hardware are depreciated using the straight-line method over 3 years and 5 years, respectively.

Maintenance and repairs are charged to expense as incurred. Improvements that extend the useful lives of assets are capitalized.

When property is sold or retired, the cost and the related accumulated depreciation are removed from the consolidated balance sheet and any gain or loss from the transaction is included in the consolidated statements of operations.

Goodwill and Other Intangible Assets
(i)	Goodwill and Other Intangible Assets

Goodwill represents the excess of purchase price and related costs over the fair value assigned to the net assets of businesses acquired. Goodwill is not amortized, but instead is reviewed for impairment at least annually. Impairment is the condition that exists when the carrying amount of goodwill is not recoverable and its carrying amount exceeds its fair value. In accordance with Accounting Standard Update (ASU) 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, the Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2011, and concluded that there was no need to perform an impairment test. The Company applied impairment tests to its goodwill and determined that no impairment loss had occurred during 2010 and 2009.

Identifiable intangible assets consist of customer contracts and related relationships, trademarks and trade names, and covenants not to compete. Customer contracts and related relationships are amortized over their estimated useful life of 20 years. Covenants not to compete are amortized over their contractual terms of 2 to 5 years. Trademarks and trade names have been determined to have an indefinite life, and are not amortized.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2011, the Company recorded $13,400,000 of impairment expense to write off the carrying amount of the trade name intangible asset due to the Company’s contemplation of the retirement of the Diversified Collection Services, Inc. (DCS) trade name. The Company considers it unlikely that the DCS name will be used in the future. There was no impairment expense for intangible assets in 2010. The Company recorded $2,568,000 of impairment expense to reduce the carrying amount of the intangible asset due to the loss of a customer during 2009.

System Developments
(k)	System Developments

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASC) Subtopic 350-40, Internal-Use Software, which specifies that costs incurred during the application stage of development should be capitalized. All other costs are expensed as incurred. During 2009, 2010 and 2011, costs of $2,484,000, 2,112,000 and $2,532,000 respectively, were capitalized for projects in the application stage of development, with depreciation expense of $1,126,000, $1,469,000 and $2,080,000 respectively, for completed projects

Debt Issuance Costs
(l)	Debt Issuance Costs

Debt issuance costs represent loan, legal, and accounting fees paid in connection with the issuance of long-term debt. Debt issuance cost is amortized to interest expense in accordance with key terms of the notes as amended.

Revenues and Accounts Receivable
(m)	Revenues and Accounts Receivable

Collection revenue is recognized upon the collection of defaulted loan and debt payments. Bonus revenue is recognized upon receipt of official notification of bonus award from customers. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients.

For the year ended December 31, 2009, the Company had 3 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 3 clients is summarized in the table below (in thousands):

Description	2009 Revenue	Percent of total revenue
1	$25,915	23.6%
2	19,670	17.9%
3	12,496	11.4%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 4 clients is summarized in the table below (in thousands):

Description	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 5 clients is summarized in the table below (in thousands):

Description	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

The Company derived approximately 24%, 23% and 19% of revenues in 2009, 2010 and 2011, respectively, from a contract with one customer. Revenue from the largest three customers was 53%, 53% and 50% of total revenue in 2009, 2010 and 2011, respectively. Accounts receivable due from these three customers were 41%, 41% and 25% of total trade receivables at December 31, 2009, 2010 and 2011, respectively. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company determines the allowance for doubtful accounts by specific identification. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Legal Expenses
(n)	Legal Expenses
The Company recognizes legal fees related to litigation as they are incurred.
Comprehensive Income
(o)	Comprehensive Income
The Company has no components of comprehensive income other than its net income. Accordingly, comprehensive income is equivalent to net income.
Fair Value of Financial Instruments
(p)	Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, short-term debt and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values based on quoted market values or due to their short-term maturities. The carrying values of short-term debt, and long-term debt approximate fair value due to their variable interest rates, which approximate market rates.

Income Taxes
(q)	Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and for taxation purposes. Deferred income tax assets and liabilities are measured using the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, included in FASB ASC Subtopic 740-10, Income Taxes—Overall, as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Prior to the adoption of Interpretation No. 48, the Company recognized the effect of income tax positions only if such positions were probable of being sustained.

The Company believes its tax positions to be highly certain and thus has recorded no tax reserves during the years ended December 31, 2009, 2010 and 2011.

The Company records interest expense and penalties related to unrecognized tax benefits in selling, general, and administrative expenses. There were no interest or penalties related to uncertain tax positions incurred during the year ended December 31, 2009, 2010 and 2011.

Preferred Stock
(r)	Preferred Stock

The carrying amounts of preferred stock are periodically increased by amounts representing dividends not currently declared or paid, but which would be payable under certain redemption features. Such increases in carrying amounts are recorded against retained earnings.

Stock Options
(s)	Stock Options

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards, such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model.

FASB ASC Topic 718 also requires that excess tax benefits recognized in equity related to stock option exercises are reflected as financing cash inflows. While the Company did not have such tax benefits of deductions resulting from the exercise of stock options in 2009, 2010 and 2011, to the extent they occur, future benefits will be so presented.

Earnings per Share
(t)	Earnings per Share

Basic income per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding during the period plus the weighted average number of Series A preferred shares outstanding during the period. The Series A shares are included in the basic denominator because they can be converted into common shares for no cash consideration (via conversion units as further described in Note 6), and are thus considered outstanding common shares in computing basic earnings per share. Diluted income per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares and dilutive common share equivalents outstanding during the period. Our common share equivalents consist of stock options and restricted stock awards and units.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2009	2010	2011
Weighted average shares outstanding—basic	42,962	42,962	42,962
Dilutive effect of stock options	0	2,057	2,780

Weighted average shares outstanding—diluted	42,962	45,019	45,742

Recent Accounting Pronouncements
(v)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a nonpublic entity, the ASU is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of operations by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of operations in 2012.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on the consolidated financial statements.

Reclassifications
(w)	Reclassifications

Certain reclassifications have been made to the 2009 and 2010 balances to conform to the 2011 presentation. Such reclassifications have no effect on net income or retained earnings as previously reported.

Revenues, Accounts Receivable, and Estimated Liability for Appeals
(c)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2011, a total of $0.9 million was presented as an allowance against accounts receivable, representing the Company’s estimate of claims that may be overturned. Of this amount, $0.5 million was related to amounts in accounts receivable and $0.5 million was related to commissions which had already been received. The Company has changed the presentation in its financial statements of its estimated liability with respect to commissions which have been received, from an allowance against accounts receivable to a liability captioned “estimated liability for appeals” at December 31, 2011. The $0.5 million balance at December 31, 2011, and the $3.7 million balance as of September 30, 2012, represents the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected and recognized as revenues at such dates. In addition to the $3.7 million amount accrued at September 30, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.

Pro Forma
Earnings per Share
(u)	Pro Forma Net Income Per Share (unaudited)

In accordance with paragraph 3420.2 of the “SEC Division of Corporation Finance—Financial Reporting Manual”, a pro-forma calculation is presented on the face of the consolidated statement of operations regarding distributions to owners made at or prior to the closing of an initial public offering. In addition to historical basic and diluted weighted average shares outstanding, the pro-forma earnings per share calculation includes the following:

•

The number of offering shares that would be necessary to issue to redeem the remaining $58.2 million of Series B preferred stock that were outstanding as of December 31, 2011. At an offering price of $9 per share, approximately 6,473,000 shares would be required to be issued to redeem these remaining shares of series B preferred stock;

•

The number of offering shares that would be necessary to issue to pay Parthenon Capital Partners for the termination of the Advisory Services Agreement of $1.3 million. At an offering price of $9 per share, approximately 144,000 shares would be required to be issued to pay Parthenon Capital Partners the termination fee; and

•

The number of offering shares that would be necessary to pay the 1% transaction fee of $810,000 to Parthenon Capital Partners. At an offering price of $9 per share, approximately 90,000 shares would be required to be issued to pay Parthenon Capital Partners the transaction fee.

For purposes of the pro-forma per share calculation, the number of offering shares that would be required for each of the above, totaling approximately 6,707,000, have been added to the denominator for purposes of the pro forma disclosure.